NET INCOME/(LOSS) PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Anti-dilutive common shares excluded from calculation of diluted net income/(loss) per ordinary share in connection with RSUs and share options	5,480,652	6,022,173	1,093,923